DERIVATIVE ROYALTY ASSET (Narrative) (Details)		1 Months Ended	12 Months Ended
	Oct. 13, 2020 $ / shares	Oct. 31, 2020 USD ($) oz $ / Ounce shares	Dec. 31, 2022 USD ($) oz $ / Ounce	Dec. 31, 2021 USD ($) oz $ / Ounce	Dec. 31, 2020 USD ($)
Disclosure Of Derivative Royalty Asset [Line Items]
Derivative financial assets			$ 2,182,406	$ 4,034,007	$ 6,432,610
Mark-to-market gain (loss) on derivative royalty asset			$ 532,373	$ (235,223)
Higginsville Gold Operations [Member] | Karora Resources Inc [Member]
Disclosure Of Derivative Royalty Asset [Line Items]
Percentage of price participation royalty interest		27.50%
Purchase price of agreement payable in shares		$ 6,900,000
Number of common shares issued for acquisitions of royalty interests | shares		828,331
Share price per share | $ / shares	$ 8.38
Acquisition costs		$ 265,500
Gold price per ounce | $ / Ounce		1,340
Number of gold ounces | oz		2,500
Cumulative gold ounces | oz		34,000
Derivative financial assets		$ 7,200,000
Number of gold ounces remaining to be delivered | oz			9,918	19,890
Estimated gold price per ounce | $ / Ounce			1,748
Estimated U.S. dollar to Australian dollar exchange rate			1.49
Higginsville Gold Operations [Member] | Karora Resources Inc [Member] | Minimum [Member]
Disclosure Of Derivative Royalty Asset [Line Items]
Estimated gold price per ounce | $ / Ounce				1,738
Estimated U.S. dollar to Australian dollar exchange rate				1.35
Higginsville Gold Operations [Member] | Karora Resources Inc [Member] | Maximum [Member]
Disclosure Of Derivative Royalty Asset [Line Items]
Estimated gold price per ounce | $ / Ounce				1,797
Estimated U.S. dollar to Australian dollar exchange rate				1.37